COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
The Company, from time to time, is a party to various claims, legal actions, and complaints arising in the ordinary course of business. The Company is not aware of any legal proceedings or other claims, legal actions, or complaints through the date of issuance of these financial statements.
As of December 31, 2021, and 2020, the Company had a standby letter of credit with First Republic Bank totaling $725 thousand as security for an operating lease of office and manufacturing space in Wilsonville, Oregon. As of December 31, 2021 the letter of credit was secured by a restricted certificate of deposit account totaling $125 thousand. There were no draws against the letter of credit during the years ended December 31, 2021 and 2020.
The Company purchases materials from several suppliers and has entered into agreements with various contract manufacturers, which include cancelable and noncancelable purchase commitments.
As of December 31, 2021 and 2020, total unfulfilled noncancelable purchase commitments were $10,160 thousand and $3,410 thousand, respectively. In addition, total unfulfilled cancellable purchase commitments amounted to $10,446 thousand and $787 thousand as of December 31, 2021, and 2020, respectively. These purchase commitments were not recorded in the financial statements.